INTEREST IN THE MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
Southern California Gas Company Retirement Savings Plan 002
EBP, Master Trust [Line Items]
EBP, Master Trust
The net assets available for benefits of the Master Trust at December 31, 2025 and 2024 are summarized as follows (dollars in thousands):

	December 31, 2025
		Plan’s Interest
	Master Trust	in Master Trust
	Balances	Balances

Sempra common stock	$1,034,401	$592,932
Mutual funds	442,746	249,340
Common/collective trusts	4,474,698	2,351,193

Master Trust investments	5,951,845	3,193,465

Plus:
Non-interest bearing cash	778	523
Dividends receivable	7,639	4,378
Employer contributions receivable	2	—
Participant contributions receivable	1	—

Net assets available for benefits of the Master Trust	$5,960,265	$3,198,366

	December 31, 2024
		Plan’s Interest
	Master Trust	in Master Trust
	Balances	Balances

Sempra common stock	$1,165,804	$665,310
Mutual funds	400,835	216,826
Common/collective trusts	4,040,716	2,130,855

Master Trust investments	5,607,355	3,012,991

Plus:
Non-interest bearing cash	50	49
Dividends receivable	8,271	4,721
Employer contributions receivable	3	—
Participant contributions receivable	—	—

Net assets available for benefits of the Master Trust	$5,615,679	$3,017,761
Net appreciation in fair value of investments and dividend income for the Master Trust for the year ended December 31, 2025, are as follows (dollars in thousands):

Year Ended December 31, 2025
Net appreciation (depreciation) in fair value of investments:
Sempra common stock	$(1,156)
Mutual funds	42,113
Common/collective trusts	637,142

Net appreciation in fair value of investments	$678,099

Dividend income	$37,749